Business combinations - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€) Rate	Dec. 31, 2021 EUR (€) Rate	Jul. 15, 2021 USD ($) $ / shares Rate shares	Jul. 15, 2021 EUR (€) € / shares Rate shares
Acquisition Constellation [Line Items]
Price of Outstanding Shares of Constellation | (per share)			$ 34.00	€ 28.79
Shares acquired Constellation | shares			42,811,957	42,811,957
Fair Value of Acquired Shares			$ 1,456,000,000	€ 1,233,000,000
Percentage of acquired shares in Constellation | Rate	11.00%	11.00%	89.00%	89.00%
Shares of Constellation | shares			48,094,531	48,094,531
Contingent consideration recognised as of acquisition date			$ 1,635,200,000	€ 1,384,700,000
Cash Inflows received from Royalty Pharma			$ 1,425,000,000	€ 1,300,000,000
Revenue of acquiree since acquisition date	€ 0
Profit (loss) of acquiree since acquisition date	€ (60,400,000)	€ (645,700,000)
Acquisition-related costs for the transaction of Constellation		€ 19,200,000